UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21142

Investment Company Act File Number

Eaton Vance Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Municipal Bond Fund

June 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 168.8%

Security	Principal Amount (000’s omitted)	Value
Education — 16.4%
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/38(1)	$9,750	$10,751,520
Connecticut Health and Educational Facilities Authority, (Wesleyan University), 5.00%, 7/1/39(1)	14,700	15,489,684
Houston, TX, Higher Education Finance Corp., (William Marsh Rice University), 5.00%, 5/15/35(1)	15,000	16,221,750
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/27	5,810	6,848,363
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/30	8,325	9,675,981
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	2,000	2,199,440
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	8,790	9,881,103
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(1)	15,300	16,269,561
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38(1)	13,500	14,792,625
Tennessee School Bond Authority, 5.50%, 5/1/38	5,000	5,544,150
University of California, 5.25%, 5/15/39	4,450	4,849,610
University of Colorado, (University Enterprise Revenue), 5.25%, 6/1/36(1)	10,000	10,912,400
University of Massachusetts Building Authority Project, 5.00%, 11/1/39(1)	14,175	15,178,873
University of North Carolina at Charlotte, 5.00%, 4/1/32	2,090	2,268,758

		$140,883,818

Electric Utilities — 6.2%
JEA St. Johns River Power Park System Revenue, FL, 4.00%, 10/1/32(1)	$10,000	$9,841,000
Los Angeles, CA, Department of Water & Power, 5.00%, 7/1/31(1)	20,000	21,860,600
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	10,000	10,059,100
South Carolina Public Service Authority, (Santee Cooper), 5.50%, 1/1/38	7,110	7,834,011
Wyandotte County/Kansas City, KS, Unified Government Board of Public Utilities, 5.00%, 9/1/36	3,425	3,595,805

		$53,190,516

General Obligations — 17.9%
Bloomfield Hills Schools, MI, 4.00%, 5/1/37(2)	$750	$745,403
Chicago Park District, IL, (Harbor Facilities), 5.25%, 1/1/37(1)	8,320	8,861,050
City & County of San Francisco, CA, (Earthquake Safety & Emergency Response), 4.00%, 6/15/27	9,080	9,274,312
Delaware Valley, PA, Regional Finance Authority, 5.75%, 7/1/32	3,000	3,205,230
Florida Board of Education, 5.00%, 6/1/31	10,000	11,022,800
Frisco, TX, Independent School District, (PSF Guaranteed), 5.00%, 8/15/37	6,465	6,946,836
Georgia, 5.00%, 7/1/29	10,000	11,202,700
Hawaii, 5.00%, 12/1/29	7,620	8,383,295
Hawaii, 5.00%, 12/1/30	6,500	7,106,645
Klein, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/1/36(1)	2,000	2,173,420
Mississippi, (Capital Improvements Projects), 5.00%, 10/1/30(1)	10,000	10,917,300
Mississippi, (Capital Improvements Projects), 5.00%, 10/1/36	15	16,111
Mississippi, 5.00%, 10/1/36(1)	12,075	12,969,154
New York, 5.00%, 12/15/30	7,660	8,442,239
New York, 5.00%, 2/15/36	5,000	5,319,000
North East Independent School District, TX, (PSF Guaranteed), 5.25%, 2/1/28	2,000	2,378,240
Northside Independent School District, TX, (PSF Guaranteed), 5.00%, 6/15/35	180	193,243
Northside Independent School District, TX, (PSF Guaranteed), 5.00%, 6/15/35(1)	12,250	13,151,232

Security	Principal Amount (000’s omitted)	Value
Oregon, 5.00%, 8/1/35(1)	$6,750	$7,393,140
Oregon, 5.00%, 8/1/36	2,000	2,184,700
Pennsylvania, 4.00%, 4/1/30(1)	10,000	9,975,300
Port of Houston Authority of Harris County, TX, 5.00%, 10/1/35	7,500	8,410,425
Virginia Beach, VA, 4.00%, 4/1/27	690	720,974
Virginia Beach, VA, 4.00%, 4/1/28	2,820	2,918,982

		$153,911,731

Hospital — 8.1%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	$1,000	$1,076,500
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	1,770	1,888,962
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	11,760	12,170,071
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	4,215	4,234,726
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	2,520	2,564,277
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	860	885,860
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	4,535	4,610,326
Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.60%, 7/1/33	3,900	3,901,950
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	7,190	7,722,204
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	8,310	2,101,017
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/41	10,000	2,113,900
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	5,355	5,358,427
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.00%, 10/1/42	2,000	2,040,360
South Miami, FL, Health Facilities Authority, (Baptist Health South Florida Obligated Group), 5.00%, 8/15/42	100	100,959
South Miami, FL, Health Facilities Authority, (Baptist Health South Florida Obligated Group), 5.00%, 8/15/42(1)	900	908,631
Tarrant County, TX, Cultural Education Facilities Finance Corp., (Scott & White Healthcare), 5.25%, 8/15/40	6,105	6,315,439
Wisconsin Health & Educational Facilities Authority, (Ascension Health Alliance Senior Credit Group), 5.00%, 11/15/41	11,535	11,917,155

		$69,910,764

Industrial Development Revenue — 1.9%
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$10,015	$10,711,944
St. Charles Parish, LA, (Valero Energy Corp.), 4.00% to 6/1/22 (Put Date), 12/1/40	1,000	998,710
St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	4,370	4,387,829

		$16,098,483

Insured-Education — 2.9%
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32	$14,400	$16,593,840
Miami-Dade County, FL, Educational Facilities Authority, (University of Miami), (AMBAC), (BHAC), 5.00%, 4/1/31	7,865	8,400,135

		$24,993,975

Insured-Electric Utilities — 3.7%
American Municipal Power-Ohio, Inc., OH, (Prairie State Energy Campus), (AGC), 5.75%, 2/15/39	$5,000	$5,397,750
Long Island Power Authority, NY, Electric System Revenue, (BHAC), 5.50%, 5/1/33	1,350	1,515,200
Mississippi Development Bank, (Municipal Energy), (XLCA), 5.00%, 3/1/41	13,895	13,528,450
Paducah, KY, Electric Plant Board, (AGC), 5.25%, 10/1/35	2,735	2,821,043
South Carolina Public Service Authority, (Santee Cooper), (BHAC), 5.50%, 1/1/38	7,840	8,828,310

		$32,090,753

Security	Principal Amount (000’s omitted)	Value
Insured-Escrowed/Prerefunded — 0.6%
Centre County, PA, Hospital Authority, (Mount Nittany Medical Center), (AGC), Prerefunded to 11/15/14, 6.125%, 11/15/39	$3,950	$4,266,158
Centre County, PA, Hospital Authority, (Mount Nittany Medical Center), (AGC), Prerefunded to 11/15/14, 6.25%, 11/15/44	1,050	1,135,848

		$5,402,006

Insured-General Obligations — 11.1%
Cincinnati, OH, City School District, (AGM), (FGIC), 5.25%, 12/1/30	$3,750	$4,367,550
Clark County, NV, (AMBAC), 2.50%, 11/1/36	11,845	8,214,389
Frisco, TX, Independent School District, (AGM), (PSF Guaranteed), 2.75%, 8/15/39	9,530	7,609,610
Kane, Cook and DuPage Counties, IL, School District No. 46, (AMBAC), 0.00%, 1/1/22	39,750	28,904,610
King County, WA, Public Hospital District No. 1, (AGC), 5.00%, 12/1/37(1)	7,000	7,281,330
Palm Springs, CA, Unified School District, (AGC), 5.00%, 8/1/32	8,955	9,586,954
Port Arthur, TX, Independent School District, (AGC), 4.75%, 2/15/38	95	97,062
Port Arthur, TX, Independent School District, (AGC), 4.75%, 2/15/38(1)	10,950	11,187,615
Schaumburg, IL, (BHAC), (FGIC), 5.00%, 12/1/38(1)	12,750	13,608,707
Yuma and La Paz Counties, AZ, Community College District, (Arizona Western College), (NPFG), 3.75%, 7/1/31	4,275	4,144,099

		$95,001,926

Insured-Hospital — 16.3%
Arizona Health Facilities Authority, (Banner Health), (BHAC), 5.375%, 1/1/32	$8,250	$8,748,630
California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.05%, 8/15/38(1)	11,000	11,238,480
Colorado Health Facilities Authority, (Catholic Health), (AGM), 5.10%, 10/1/41(1)	11,500	11,624,315
Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), 5.25%, 11/15/36(1)	15,500	16,647,310
Highlands County, FL, Health Facilities Authority, (Adventist Health System), (NPFG), 5.00%, 11/15/35	3,795	3,830,787
Illinois Finance Authority, (Children’s Memorial Hospital), (AGC), 5.25%, 8/15/47(1)	15,000	15,185,100
Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (AGM), 5.25%, 5/15/41(1)	2,500	2,547,375
Iowa Finance Authority, Health Facilities, (Iowa Health System), (AGC), 5.625%, 8/15/37	2,625	2,776,489
Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare West), (BHAC), 5.25%, 7/1/32	1,675	1,818,330
Maryland Health and Higher Educational Facilities Authority, (LifeBridge Health), (AGC), 4.75%, 7/1/47(1)	19,150	19,182,746
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series II, (AGC), 5.00%, 7/1/38	535	544,833
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38	405	412,444
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38(1)	3,200	3,258,816
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	13,115	13,641,174
Washington Health Care Facilities Authority, (MultiCare Health System), (AGC), 6.00%, 8/15/39	5,795	6,297,484
Washington Health Care Facilities Authority, (Providence Health Care), Series C, (AGM), 5.25%, 10/1/33(1)	8,700	9,015,984
Washington Health Care Facilities Authority, (Providence Health Care), Series D, (AGM), 5.25%, 10/1/33(1)	12,605	13,094,073

		$139,864,370

Security	Principal Amount (000’s omitted)	Value
Insured-Industrial Development Revenue — 1.1%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (BHAC), 5.00%, 10/1/39(1)	$9,000	$9,452,700

		$9,452,700

Insured-Lease Revenue/Certificates of Participation — 4.9%
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	$2,910	$3,231,322
San Diego County, CA, Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	24,000	25,260,480
Tri-Creek Middle School Building Corp., IN, (AGM), 5.25%, 1/15/34(1)	13,000	13,483,080

		$41,974,882

Insured-Other Revenue — 4.6%
Golden State Tobacco Securitization Corp., CA, (AGC), 5.00%, 6/1/45(1)	$25,875	$26,389,913
Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	16,795	4,882,810
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	6,750	7,997,940

		$39,270,663

Insured-Solid Waste — 0.6%
Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/24	$2,760	$3,148,249
Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/26	1,575	1,754,975

		$4,903,224

Insured-Special Tax Revenue — 6.2%
Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$17,940	$15,209,532
Houston, TX, Hotel Occupancy Tax, (AMBAC), 0.00%, 9/1/24	18,035	10,572,298
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	15,000	11,795,550
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	28,945	4,151,581
Utah Transportation Authority, Sales Tax Revenue, (AGM), 4.75%, 6/15/32(1)	10,800	11,311,811

		$53,040,772

Insured-Student Loan — 0.9%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$7,215	$7,792,922

		$7,792,922

Insured-Transportation — 21.6%
Chicago, IL, (O’Hare International Airport), (AGM), 4.75%, 1/1/34(1)	$21,640	$21,770,705
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	8,080	8,554,054
Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 0.00%, 1/1/23(3)	10,070	874,680
Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 0.00%, 1/1/28(3)	3,100	182,466
Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 5.375%, 1/1/40(4)	15,000	3,621,750
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/21	10,200	7,230,576
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	25,000	5,429,250
Harris County, TX, Toll Road, Senior Lien, (BHAC), (NPFG), 5.00%, 8/15/33(1)	7,800	8,386,482
Manchester, NH, (Manchester-Boston Regional Airport), (AGM), 5.125%, 1/1/30	6,710	7,025,840
Maryland Transportation Authority, (AGM), 5.00%, 7/1/35(1)	20,995	22,330,071
Maryland Transportation Authority, (AGM), 5.00%, 7/1/36(1)	14,000	14,809,340
Metropolitan Washington, D.C., Airports Authority, (BHAC), 5.00%, 10/1/29	1,785	1,922,266
New Jersey Transportation Trust Fund Authority, (AGC), 5.50%, 12/15/38	11,700	12,895,974
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.50%, 1/1/29	1,015	1,104,239
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.75%, 1/1/39	1,160	1,265,456
North Texas Tollway Authority, (BHAC), 5.75%, 1/1/48(1)	20,000	22,276,200
Port Authority of New York and New Jersey, (AGM), 5.00%, 8/15/26(1)	10,000	10,980,000

Security	Principal Amount (000’s omitted)	Value
Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/24	$1,605	$789,548
Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/25	1,950	894,972
Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/26	1,000	428,390
San Joaquin Hills Transportation Corridor Agency, CA, (Toll Road Bonds), (NPFG), 0.00%, 1/15/25	26,215	13,807,440
Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/20	23,845	18,603,154

		$185,182,853

Insured-Water and Sewer — 15.6%
Austin, TX, Water and Wastewater, (AGM), (BHAC), 5.00%, 11/15/33(1)	$2,000	$2,158,780
Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/26	3,185	3,434,386
Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/27	1,985	2,180,701
Bossier City, LA, Utilities Revenue, (BHAC), 5.50%, 10/1/38	3,170	3,512,202
Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38	3,060	3,355,963
Chicago, IL, Wastewater Transmission Revenue, (NPFG), 0.00%, 1/1/23	13,670	9,336,747
DeKalb County, GA, Water and Sewer, (AGM), 5.25%, 10/1/32(1)	10,000	11,058,500
District of Columbia Water and Sewer Authority, (AGC), 5.00%, 10/1/34(1)	8,500	9,187,225
Houston, TX, Utility System, (AGM), (BHAC), 5.00%, 11/15/33(1)	27,570	29,583,712
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/32	5,540	6,302,359
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/38	1,070	1,217,029
Massachusetts Water Resources Authority, (AMBAC), (BHAC), 4.00%, 8/1/40	9,095	9,035,155
New York, NY, Municipal Water Finance Authority, (BHAC), 5.75%, 6/15/40(1)	9,500	10,791,145
San Luis Obispo County, CA, (Nacimiento Water Project), (NPFG), 4.50%, 9/1/40	3,535	3,416,401
Seattle, WA, Drain and Wastewater Revenue, (AGM), 5.00%, 6/1/38(1)	27,670	29,169,436

		$133,739,741

Lease Revenue/Certificates of Participation — 1.6%
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	$2,565	$2,818,114
North Carolina, Capital Improvement Limited Obligation Bonds, 5.00%, 5/1/30	335	363,917
North Carolina, Capital Improvement Limited Obligation Bonds, 5.00%, 5/1/30(1)	10,000	10,863,200

		$14,045,231

Other Revenue — 3.1%
New York, NY, Transitional Finance Authority, Building Aid Revenue, 5.00%, 7/15/36(1)	$10,750	$11,339,423
Oregon Department of Administrative Services, Lottery Revenue, 5.25%, 4/1/30	9,200	10,438,872
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/29	750	753,165
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/32	4,085	4,049,011

		$26,580,471

Senior Living/Life Care — 0.1%
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	$1,175	$1,269,106

		$1,269,106

Special Tax Revenue — 5.0%
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, 5.00%, 5/15/43(2)	$5,000	$5,312,200
Michigan Trunk Line Fund, 5.00%, 11/15/30	1,390	1,510,777
Michigan Trunk Line Fund, 5.00%, 11/15/31	1,500	1,625,850
Michigan Trunk Line Fund, 5.00%, 11/15/33	1,285	1,385,166
Michigan Trunk Line Fund, 5.00%, 11/15/36	1,020	1,090,482
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 2/1/37(1)	20,000	21,366,400
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/31	10,000	10,767,600

		$43,058,475

Security	Principal Amount (000’s omitted)	Value
Transportation — 10.1%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$8,275	$8,730,456
Los Angeles, CA, Department of Airports, (Los Angeles International Airport), 5.25%, 5/15/28	3,285	3,568,791
Metropolitan Transportation Authority, NY, 5.25%, 11/15/38	4,640	4,857,384
Metropolitan Transportation Authority, NY, 5.25%, 11/15/40(5)	6,735	7,048,918
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	10,940	11,220,283
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.00%, 12/15/24	10,000	11,389,600
New York Thruway Authority, 5.00%, 1/1/37	780	819,694
New York Thruway Authority, 5.00%, 1/1/42	1,110	1,155,244
Orlando-Orange County, FL, Expressway Authority, Series A, 5.00%, 7/1/35	2,915	3,040,928
Orlando-Orange County, FL, Expressway Authority, Series A, 5.00%, 7/1/40	2,590	2,686,011
Pennsylvania Turnpike Commission, 6.00%, (0.00% until 12/1/15), 12/1/34	5,000	4,671,350
Port Authority of New York and New Jersey, 4.00%, 7/15/32(1)	9,650	9,560,931
Port Authority of New York and New Jersey, 4.75%, 7/15/31	4,300	4,470,323
Port Authority of New York and New Jersey, 5.00%, 7/15/39	5,000	5,294,850
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/41	3,030	3,043,059
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/33	5,000	5,239,800

		$86,797,622

Water and Sewer — 8.3%
California Department of Water Resources, (Central Valley Project), 5.25%, 12/1/35(1)	$10,000	$11,148,400
Charleston, SC, Waterworks and Sewer Revenue, 5.00%, 1/1/35	2,735	2,960,638
Chicago, IL, Water Revenue, 5.00%, 11/1/42	5,000	5,219,700
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	1,070	1,035,567
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	1,965	1,910,687
Detroit, MI, Water Supply System, 5.25%, 7/1/41	2,910	2,826,890
Honolulu, HI, City and County Wastewater System, 5.25%, 7/1/36(1)	9,750	10,704,135
King County, WA, Sewer Revenue, 5.00%, 1/1/34(1)	10,000	10,730,200
Marco Island, FL, Utility System, 5.00%, 10/1/34	1,445	1,513,825
Marco Island, FL, Utility System, 5.00%, 10/1/40	6,325	6,578,127
New York Municipal Water Finance Authority, 5.00%, 6/15/34	10,000	10,669,100
Portland, OR, Water System, 5.00%, 5/1/36	5,385	5,800,453

		$71,097,722

Total Tax-Exempt Municipal Securities — 168.8% (identified cost $1,415,632,220)		$1,449,554,726

Corporate Bonds & Notes — 0.0%(6)

Security	Principal Amount (000’s omitted)	Value
Municipal — 0.0%(6)
Las Vegas Monorail Co., Jr. Subordinated Notes, 3.00% to 12/31/15, 5.50%, 7/15/55(7)(8)	$125	$0
Las Vegas Monorail Co., Sr. Secured Notes, 5.50%, 7/15/19(7)(8)	427	213,388

Total Corporate Bonds & Notes — 0.0%(6) (identified cost $10,493)		$213,388

Total Investments — 168.8% (identified cost $1,415,642,713)		$1,449,768,114

Other Assets, Less Liabilities — (68.8)%		$(590,995,661)

Net Assets — 100.0%		$858,772,453

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

XLCA	-	XL Capital Assurance, Inc.

At June 30, 2013, the concentration of the Fund’s investments in the various states, determined as a percentage of total investments, is as follows:

Texas	12.3%
California	11.8%
New York	11.6%
Others, representing less than 10% individually	64.3%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2013, 53.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.1% to 20.0% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	When-issued security.

(3)	Defaulted security. Issuer has defaulted on the payment of interest or has filed for bankruptcy.

(4)	Security is in default and making only partial interest payments.

(5)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(6)	Amount is less than 0.05%.

(7)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(8)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

A summary of open financial instruments at June 30, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
9/13	316 U.S. Long Treasury Bond	Short	$(44,441,859)	$(42,926,625)	$1,515,234

At June 30, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $1,515,234.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$802,624,806

Gross unrealized appreciation	$68,154,186
Gross unrealized depreciation	(32,180,878)

Net unrealized appreciation	$35,973,308

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Tax-Exempt Municipal Securities	$—	$1,449,554,726	$—	$1,449,554,726
Corporate Bonds & Notes	—	—	213,388	213,388
Total Investments	$—	$1,449,554,726	$213,388	$1,449,768,114
Futures Contracts	$1,515,234	$—	$—	$1,515,234
Total	$1,515,234	$1,449,554,726	$213,388	$1,451,283,348

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2013 is not presented.

At June 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Bond Fund

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date:	August 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date:	August 26, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 26, 2013